Interest Expense and Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 725	$ 97
Amortization of debt discount	752	830
Amortization of premiums on marketable securities, net	456	0
Common stock purchase agreement costs	1,583	0
Interest expense and other	4,857	1,502
2020 Notes | Convertible Notes
Debt Instrument [Line Items]
Interest	700	359
Secured Debt | Silicon Valley Bank credit facility
Debt Instrument [Line Items]
Interest	630	200
Loans Payable | Paycheck Protection Program (PPP) Loan
Debt Instrument [Line Items]
Interest	$ 11	$ 16